COMMITMENTS AND CONTINGENCY (Tables)	12 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Rental Payments For Operating Leases Table [Text Block]
The Company entered into six non-cancellable operating lease agreements for office spaces and factories. Future payments under such leases are as follows as of June 30, 2018:

Twelve months ending June 30,	RMB	U.S. Dollars
2019	¥2,623,077	$396,247
2020	1,332,923	201,354
Total	¥3,956,000	$597,601